Concentrations, Risks and Uncertainties - Schedule of Revenue by Major Customers by Reporting (Details) - Customer Concentration Risk [Member]	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Customer A [Member] | Cost of Goods and Service, Segment Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage	27.00%	9.00%	47.00%	41.00%	39.00%
Customer A [Member] | Revenue Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage	42.00%		60.00%	49.00%
Customer A [Member] | Accounts Receivable [Member]
Percentage of the Company’s sales
Concentration risk percentage			60.00%	49.00%
Customer B [Member] | Cost of Goods and Service, Segment Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage					24.00%
Customer B [Member] | Revenue Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage				1.00%
Customer C [Member] | Cost of Goods and Service, Segment Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage	28.00%	21.00%	13.00%	28.00%	19.00%
Customer C [Member] | Revenue Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage	27.00%		8.00%	24.00%
Customer C [Member] | Accounts Receivable [Member]
Percentage of the Company’s sales
Concentration risk percentage			8.00%	24.00%
Customer D [Member] | Cost of Goods and Service, Segment Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage					11.00%
Customer D [Member] | Revenue Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage
Customer F [Member] | Cost of Goods and Service, Segment Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage				13.00%
Customer F [Member] | Revenue Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage			5.00%	13.00%
Customer F [Member] | Accounts Receivable [Member]
Percentage of the Company’s sales
Concentration risk percentage			5.00%	13.00%
Customer G [Member] | Cost of Goods and Service, Segment Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage	0.00%	68.00%	29.00%
Customer G [Member] | Revenue Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage	14.00%		23.00%
Customer G [Member] | Accounts Receivable [Member]
Percentage of the Company’s sales
Concentration risk percentage			23.00%